CONVERTIBLE PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
CONVERTIBLE PREFERRED STOCK

12. CONVERTIBLE PREFERRED STOCK

Series A Convertible Preferred Stock

On January 25, 2011, the Company filed an amendment to its Nevada Certificate of Designation to create Series A Convertible Preferred Stock, with a par value of $0.001 and 10,000,000 shares authorized.

On January 3, 2017, the Company filed an Amendment to Certificate of Designation with the Nevada Secretary of State defining the rights and preferences of the Series A Convertible Preferred shares. Series A Convertible Preferred stock shall be convertible into common shares at the rate of the closing market price on the day of the conversion notice equal to the dollar amount of the value of the Series A Convertible Preferred shares, and holders shall have no voting rights on corporate matters, unless and until they convert their Series A Convertible Preferred shares into Common shares, at which time they will have the same voting rights as all Common Shareholders have; their consent shall not be required for taking any corporate action.

On October 26, 2018, the Company issued 3,259 Series A Convertible Preferred shares to Donna Murtaugh, to settle liabilities of $875,000 owed to her pursuant to the Asset Purchase Agreement dated March 9, 2016.

As of November 13, 2018, 23,263 shares of Series A Convertible Preferred stock were transferred into the Company in connection with the reverse merger.

On November 13, 2018, the Company granted 7,244 Series A Convertible Preferred shares to Richard Hylen, valued at $1,945,000, pursuant the Merger Agreement.

On January 9, 2019, the Company entered into an Asset Purchase Agreement Proscere Bioscience Inc., a Florida Corporation.  Pursuant to the Asset Purchase Agreement, Proscere Bioscience assigned and transferred all of its right, title, and interest to its fixed assets and “know how” to Simlatus Corporation.  These assets and “know how” pursuant to the 5 year Exclusive Distribution & License Agreement dated January 9, 2019 are valued at $3,000,000. As consideration for the assets and “know how” Simlatus Corporation issued 11,173 shares of Convertible Preferred Series A stock. At that time, Proscere Bioscience became a wholly subsidiary of Simlatus Corporation.

On March 19, 2019, Richard Hylen entered into a Debt Settlement Agreement with Xillient, LLC to settle $362,261 in outstanding debt owed to Xillient, LLC for $200,000. Mr. Hylen transferred 745 of his Convertible Preferred Series A that are valued at $200,000. The liability amount of $362,261 was reclassed to additional paid in capital due to the contributed capital by a related party.

On April 10, 2019, the Board of Directors repurchased and returned to treasury 168 Convertible Preferred Series A shares valued at $45,000 in the name of Optempus Investments, LLC. The company authorized and paid the payment of $45,000 to Optempus Investments, LLC for the repurchase of 168 Convertible Preferred Series A shares. This transaction is pursuant with the Asset Purchase Agreement of Proscere Bioscience and the IP of the Cold-Water CBD/HEMP Extraction Systems. The Convertible Preferred Series A Stock is convertible to common stock at market price the day of conversion.

On June 3, 2019, the Board of Directors repurchased and returned to treasury 121 Convertible Preferred Series A shares valued at $32,505 in the name of Optempus Investments, LLC. The company authorized and paid the payment of $32,505 to Optempus Investments, LLC for the repurchase of 121 Convertible Preferred Series A shares. This transaction is pursuant with the Asset Purchase Agreement of Proscere Bioscience and the IP of the Cold-Water CBD/HEMP Extraction Systems. The Convertible Preferred Series A Stock is convertible to common stock at market price the day of conversion.

On June 21, 2019, 289 Convertible Preferred Series A shares held in treasury were retired.

During the year ended December 31, 2019, 4,749 shares of Convertible Series A Preferred stock were converted to 14,336 common shares in accordance with the conversion terms.

On November 27, 2020, the Company and a note holder agreed to convert the principal and interest balance of $212,054 to 790 shares of Convertible Series A Preferred stock.

On December 28, 2020, the Company converted wages and accrued interest owed to Richard Hylen and Mike Schatz to Convertible Series A Preferred stock. The Company issued 652 shares valued at $174,930 in exchange of wages and interest of $174,930 owed to Richard Hylen. The Company issued 2,119 shares valued at $568,899 to settle wages and interest of $568,899 owed to Mike Schatz.

During the year ended December 31, 2020, 1,890 shares of Convertible Series A Preferred stock were converted to 8,119,147 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $191,349, which was recorded to the statement of operations.

On April 19, 2021 in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of Convertible Series A Preferred stock. At the time the reverse split is effective, the stated value of each share will be $268.50. In addition, the Company reduced the number of authorized shares to 100,000 with a par value of $0.0001. The financial statements have been retroactively adjusted to take this into account for all periods presented.

During the year ended December 31, 2021, 14,192 shares of Convertible Series A Preferred stock were converted to 74,175,550 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $1,759,694, which was recorded to the statement of operations.

During the year ended December 31, 2021, the Company issued 93 shares each of Convertible Series A Preferred stock to Richard Hylen, Jef Lewis, and Bennett Buchanan and 279 shares of Convertible Series A Preferred stock to Sam Berry, pursuant to employee, consulting, and director agreements (Note 16). These shares were issued at a value at $149,992 and resulted in a gain of conversion of $6, which was recorded to the statement of operations.

On March 4, 2022, the Company issued 93 shares of Series A Convertible Preferred stock for $25,000 in advertising services provided by Jef Freeman. The shares were valued at $24,971, and $29 was recorded to additional paid in capital.

On November 1, 2021, the Company entered into a Licensing Agreement with Maguire & Associates and agreed to issue 18,622 shares of Convertible Preferred Series A stock valued at $5,000,000. The shares were issued on March 8, 2022 and $5,000,007 was reclassified to Series A Convertible Preferred Stock, and $7 was recorded to additional paid in capital.

During the three months ended March 31, 2022, 461 shares of Convertible Series A Preferred stock were converted to 126,373,667 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $136,754, which was recorded to the statement of operations.

The Series A Convertible Preferred Stock has been classified outside of permanent equity and liabilities since it embodies a conditional obligation that the Company may settle by issuing a variable number of equity shares and the monetary value of the obligation is based on a fixed monetary amount known at inception. Each share of the Convertible Series A Preferred Stock has a fixed value of $268.50 per share, has no voting rights, and is convertible into common stock at closing market price on the date of conversion. The Company has recorded $13,156,500, which represents 49,000 Series A Convertible Preferred Stock at $268.50 per share, issued and outstanding as of March 31, 2022, outside of permanent equity and liabilities.

Series C Convertible Preferred Stock

On June 13, 2019, the Company’s Board of Directors authorized the creation of 45,750 shares of Series C Convertible Preferred Stock with a par value of $0.0001, and on June 13, 2019, a Certificate of Designation was filed with the Nevada Secretary of State. The Convertible Preferred Series C shall have no voting rights as to corporate matters unless, and until, they are converted into common shares, at which time, they will have the same voting rights as all common stock shareholders. Convertible Preferred Series C shares cannot be sold, assigned, hypothecated, or otherwise disposed of, without first obtaining the consent of the majority Convertible Preferred Series C shareholders. Convertible Preferred Series C shares shall have a value of $10 per share and shall convert into common shares at the rate of the closing market price on the day of conversion notice equal to the dollar amount of the value of the Convertible Preferred Series C share. At no time may the shareholder convert their shares into more than 4.99% of the issued and outstanding.

On June 13, 2019, the Company entered into a Securities Exchange Agreement with Fourth Man Fund, LLC. Both parties agreed to exchange the Warrants pursuant under the terms of a Securities Exchange Agreement, in its entirety. The Agreement is for warrants dated July 3, 2018, July 17, 2018, October 3, 2018, and August 22, 2018, representing 89,540 shares of common stock, exchanged for 10,167 shares of Convertible Preferred Series C stock at $10 per share. The exchange extinguished $734,381 worth of derivative liabilities.

On June 13, 2019, the Company entered into a Securities Exchange Agreement with Emunah Funding, LLC. Both parties agreed to exchange the Warrants pursuant under the terms of a Securities Exchange Agreement, in its entirety. The Agreement is for warrants dated October 20, 2017, November 6, 2017, November 30, 2017, January 11, 2018, May 15, 2018, and October 31, 2018, representing 129,952 shares of common stock, exchanged for 35,583 shares of Convertible Preferred Series C stock at $10 per share. The exchange extinguished $1,095,620 worth of derivative liabilities.

During the year ended December 31, 2019, 10,167 shares of Convertible Series C preferred stock were converted to 28,015 common shares in accordance with the conversion terms.

During the year ended December 31, 2021, 35,583 shares of Convertible Series C Preferred stock valued at $355,830 were converted to 666,667 common shares in accordance with the conversion terms. The issuances resulted in a gain on conversion of $155,830, which was recorded to the statement of operations.

The Convertible Series C Preferred Stock has been classified outside of permanent equity and liabilities since it embodies a conditional obligation that the Company may settle by issuing a variable number of equity shares and the monetary value of the obligation is based on a fixed monetary amount known at inception.

On June 11, 2021, in connection with the Merger Agreement, the Company eliminated Series C Convertible Preferred stock class.

Preferred Stock Payable

On December 28, 2020, the Company received resignation letters from Baron Tennelle, Dusty Vereker, and Robert Stillwaugh. The Company agreed to issue Preferred Series A shares to settle unpaid wages and interest owed to those individuals.

The Company agreed to issue 353 Preferred Series A shares to Baron Tennelle in exchange for accrued wages of $90,000 and interest of $4,745. The Company agreed to issue 337 Preferred Series A shares to Dusty Vereker in exchange for accrued wages of $86,250 and interest of $4,350. The Company agreed to issue 2,119 Preferred Series A shares to Robert Stillwaugh in exchange for accrued wages of $427,708 and interest of $141,190.

The shares were issued on January 7, 2021 and the Company reclassed $754,249 from Preferred Stock Payable to Convertible Series A Preferred Stock.

On November 1, 2021, the Company entered into a Licensing Agreement with Maguire & Associates and agreed to issue 18,622 shares of Convertible Preferred Series A stock valued at $5,000,000. The shares were issued on March 8, 2022 at a value of $5,000,007, and $5,000,000 was reclassified to Series A Convertible Preferred Stock, and $7 was recorded to additional paid in capital.

On January 1, 2022, the company agreed to issue 186 Convertible Series A shares each to Jef Lewis, Richard Hylen, Sam Berry, and Bennett Buchanan for total fees of $200,000, pursuant to Directors Agreements. The shares have a value of $199,764, and $236 was recorded to additional paid in capital.

On March 31, 2022, the company agreed to issue 1,490 shares of Convertible Series A Preferred stock for compensation in the amount of $400,000, pursuant to an employee agreement with Mike Schatz. The shares have a value of $400,065, and $65 was credited to additional paid in capital.

11. CONVERTIBLE PREFERRED STOCK

Series A Convertible Preferred Stock

On January 25, 2011, the Company filed an amendment to its Nevada Certificate of Designation to create Series A Convertible Preferred Stock, with a par value of $0.001 and 10,000,000 shares authorized.

On January 3, 2017, the Company filed an Amendment to Certificate of Designation with the Nevada Secretary of State defining the rights and preferences of the Series A Convertible Preferred shares. Series A Convertible Preferred stock shall be convertible into common shares at the rate of the closing market price on the day of the conversion notice equal to the dollar amount of the value of the Series A Convertible Preferred shares, and holders shall have no voting rights on corporate matters, unless and until they convert their Series A Convertible Preferred shares into Common shares, at which time they will have the same voting rights as all Common Shareholders have; their consent shall not be required for taking any corporate action.

On October 26, 2018, the Company issued 3,259 Series A Convertible Preferred shares to Donna Murtaugh, to settle liabilities of $875,000 owed to her pursuant to the Asset Purchase Agreement dated March 9, 2016.

As of November 13, 2018, 23,263 shares of Series A Convertible Preferred stock were transferred into the Company in connection with the reverse merger.

On November 13, 2018, the Company granted 7,244 Series A Convertible Preferred shares to Richard Hylen, valued at $1,945,000, pursuant the Merger Agreement.

On January 9, 2019, the Company entered into an Asset Purchase Agreement Proscere Bioscience Inc., a Florida Corporation.  Pursuant to the Asset Purchase Agreement, Proscere Bioscience assigned and transferred all of its right, title, and interest to its fixed assets and “know how” to Simlatus Corporation.  These assets and “know how” pursuant to the 5 year Exclusive Distribution & License Agreement dated January 9, 2019 are valued at $3,000,000. As consideration for the assets and “know how” Simlatus Corporation issued 11,173 shares of Convertible Preferred Series A stock. At that time, Proscere Bioscience became a wholly subsidiary of Simlatus Corporation.

On March 19, 2019, Richard Hylen entered into a Debt Settlement Agreement with Xillient, LLC to settle $362,261 in outstanding debt owed to Xillient, LLC for $200,000. Mr. Hylen transferred 745 of his Convertible Preferred Series A that are valued at $200,000. The liability amount of $362,261 was reclassed to additional paid in capital due to the contributed capital by a related party.

On April 10, 2019, the Board of Directors repurchased and returned to treasury 168 Convertible Preferred Series A shares valued at $45,000 in the name of Optempus Investments, LLC. The company authorized and paid the payment of $45,000 to Optempus Investments, LLC for the repurchase of 168 Convertible Preferred Series A shares. This transaction is pursuant with the Asset Purchase Agreement of Proscere Bioscience and the IP of the Cold-Water CBD/HEMP Extraction Systems. The Convertible Preferred Series A Stock is convertible to common stock at market price the day of conversion.

On June 3, 2019, the Board of Directors repurchased and returned to treasury 121 Convertible Preferred Series A shares valued at $32,505 in the name of Optempus Investments, LLC. The company authorized and paid the payment of $32,505 to Optempus Investments, LLC for the repurchase of 121 Convertible Preferred Series A shares. This transaction is pursuant with the Asset Purchase Agreement of Proscere Bioscience and the IP of the Cold-Water CBD/HEMP Extraction Systems. The Convertible Preferred Series A Stock is convertible to common stock at market price the day of conversion.

On June 21, 2019, 289 Convertible Preferred Series A shares held in treasury were retired.

During the year ended December 31, 2019, 4,749 shares of Convertible Series A Preferred stock were converted to 14,336 common shares in accordance with the conversion terms.

On November 27, 2020, the Company and a note holder agreed to convert the principal and interest balance of $212,054 to 790 shares of Convertible Series A Preferred stock.

On December 28, 2020, the Company converted wages and accrued interest owed to Richard Hylen and Mike Schatz to Convertible Series A Preferred stock. The Company issued 652 shares valued at $174,930 in exchange of wages and interest of $174,930 owed to Richard Hylen. The Company issued 2,119 shares valued at $568,899 to settle wages and interest of $568,899 owed to Mike Schatz.

During the year ended December 31, 2020, 1,890 shares of Convertible Series A Preferred stock were converted to 8,119,147 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $191,349, which was recorded to the statement of operations.

On April 19, 2021 in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of Convertible Series A Preferred stock. At the time the reverse split is effective, the stated value of each share will be $268.50. In addition, the Company reduced the number of authorized shares to 100,000 with a par value of $0.0001. The financial statements have been retroactively adjusted to take this into account for all periods presented.

During the year ended December 31, 2021, 14,192 shares of Convertible Series A Preferred stock were converted to 74,175,550 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $1,759,694, which was recorded to the statement of operations.

During the year ended December 31, 2021, the Company issued 93 shares each of Convertible Series A Preferred stock to Richard Hylen, Jef Lewis, and Bennett Buchanan and 279 shares of Convertible Series A Preferred stock to Sam Berry, pursuant to employee, consulting, and director agreements (Note 15). These shares were issued at a value at $149,992 and resulted in a gain of conversion of $6, which was recorded to the statement of operations.

The Series A Convertible Preferred Stock has been classified outside of permanent equity and liabilities since it embodies a conditional obligation that the Company may settle by issuing a variable number of equity shares and the monetary value of the obligation is based on a fixed monetary amount known at inception. Each share of the Convertible Series A Preferred Stock has a fixed value of $268.50 per share, has no voting rights, and is convertible into common stock at closing market price on the date of conversion. The Company has recorded $8,255,301, which represents 30,747 Series A Convertible Preferred Stock at $268.50 per share, issued and outstanding as of December 31, 2021, outside of permanent equity and liabilities.

Series C Convertible Preferred Stock

On June 13, 2019, the Company’s Board of Directors authorized the creation of 45,750 shares of Series C Convertible Preferred Stock with a par value of $0.0001, and on June 13, 2019, a Certificate of Designation was filed with the Nevada Secretary of State. The Convertible Preferred Series C shall have no voting rights as to corporate matters unless, and until, they are converted into common shares, at which time, they will have the same voting rights as all common stock shareholders. Convertible Preferred Series C shares cannot be sold, assigned, hypothecated, or otherwise disposed of, without first obtaining the consent of the majority Convertible Preferred Series C shareholders. Convertible Preferred Series C shares shall have a value of $10 per share and shall convert into common shares at the rate of the closing market price on the day of conversion notice equal to the dollar amount of the value of the Convertible Preferred Series C share. At no time may the shareholder convert their shares into more than 4.99% of the issued and outstanding.

On June 13, 2019, the Company entered into a Securities Exchange Agreement with Fourth Man Fund, LLC. Both parties agreed to exchange the Warrants pursuant under the terms of a Securities Exchange Agreement, in its entirety. The Agreement is for warrants dated July 3, 2018, July 17, 2018, October 3, 2018, and August 22, 2018, representing 89,540 shares of common stock, exchanged for 10,167 shares of Convertible Preferred Series C stock at $10 per share. The exchange extinguished $734,381 worth of derivative liabilities.

On June 13, 2019, the Company entered into a Securities Exchange Agreement with Emunah Funding, LLC. Both parties agreed to exchange the Warrants pursuant under the terms of a Securities Exchange Agreement, in its entirety. The Agreement is for warrants dated October 20, 2017, November 6, 2017, November 30, 2017, January 11, 2018, May 15, 2018, and October 31, 2018, representing 129,952 shares of common stock, exchanged for 35,583 shares of Convertible Preferred Series C stock at $10 per share. The exchange extinguished $1,095,620 worth of derivative liabilities.

During the year ended December 31, 2019, 10,167 shares of Convertible Series C preferred stock were converted to 28,015 common shares in accordance with the conversion terms.

During the year ended December 31, 2021, 35,583 shares of Convertible Series C Preferred stock valued at $355,830 were converted to 666,667 common shares in accordance with the conversion terms. The issuances resulted in a gain on conversion of $155,830, which was recorded to the statement of operations.

The Convertible Series C Preferred Stock has been classified outside of permanent equity and liabilities since it embodies a conditional obligation that the Company may settle by issuing a variable number of equity shares and the monetary value of the obligation is based on a fixed monetary amount known at inception.

On June 11, 2021, in connection with the Merger Agreement, the Company eliminated Series C Convertible Preferred stock class.

Preferred Stock Payable

On December 28, 2020, the Company received resignation letters from Baron Tennelle, Dusty Vereker, and Robert Stillwaugh. The Company agreed to issue Preferred Series A shares to settle unpaid wages and interest owed to those individuals.

The Company agreed to issue 353 Preferred Series A shares to Baron Tennelle in exchange for accrued wages of $90,000 and interest of $4,745. The Company agreed to issue 337 Preferred Series A shares to Dusty Vereker in exchange for accrued wages of $86,250 and interest of $4,350. The Company agreed to issue 2,119 Preferred Series A shares to Robert Stillwaugh in exchange for accrued wages of $427,708 and interest of $141,190.

The shares were issued on January 7, 2021 and the Company reclassed $754,249 from Preferred Stock Payable to Convertible Series A Preferred Stock.

On November 1, 2021, the Company entered into a Licensing Agreement with Maguire & Associates and agreed to issue 18,622 shares of Convertible Preferred Series A stock valued at $5,000,000.